Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	HC Capital Trust
Entity Central Index Key	0000934563
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000025694
Shareholder Report [Line Items]
Fund Name	The U.S. Equity Portfolio
Trading Symbol	HCEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The U.S. Equity Portfolio for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	Specialist manager changes were implemented for this Portfolio effective June 11, 2025.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Equity Portfolio	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The U.S. Equity Portfolio (the “Portfolio”) managed by Parametric Portfolio Associates, LLC (“Parametric”) returned 13.95% for the fiscal year compared to 15.78% for the MSCI USA Index.

The fiscal year ending June 30, 2025, was marked by strong equity market performance and renewed optimism across financial markets. A combination of moderating inflation, steady economic growth, and ongoing excitement about the long-term potential of artificial intelligence helped fuel broad-based gains.

Equity markets were led by large-cap growth companies, particularly in the technology and AI sectors, where enthusiasm around productivity gains drove valuations higher. While performance was notably concentrated among a handful of mega-cap names, broader indices also benefited from improving sentiment and stable monetary policy.

The Portfolio underperformed its benchmark over the period. The tax-managed strategy run by Parametric focuses on minimizing taxable gains subject to a tracking error constraint relative to the broad US market (i.e., both value and growth stocks). The tax management stock implementation underperformed during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	The U.S. Equity Portfolio	MSCI USA Index
Jun 25	38,209	35,750
Jun 24	33,531	30,878
Jun 23	26,540	24,771
Jun 22	21,909	20,716
Jun 21	26,176	23,756
Jun 20	18,774	16,670
Jun 19	16,888	15,375
Jun 18	15,048	13,947
Jun 17	12,633	12,178
Jun 16	10,588	10,318
Jun 15	10,000	10,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The U.S. Equity Portfolio	13.95%	15.27%	14.34%
MSCI USA Index	15.78%	16.48%	13.59%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 1,861,977,954
Holdings Count | Holding	936
Advisory Fees Paid, Amount	$ 1,414,927
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,861,977,954
Number of Portfolio Holdings	936
Net Investment Advisory Fees	$1,414,927
Portfolio Turnover Rate	5%

Holdings [Text Block]

Portfolio Composition*

Investments	Percent of Net Assets
Information Technology	32.5%
Financials	13.6%
Consumer Discretionary	10.5%
Communication Services	9.7%
Health Care	9.5%
Industrials	9.0%
Consumer Staples	5.4%
Energy	3.2%
Utilities	2.6%
Real Estate	1.9%
Materials	1.8%
Other Investments	0.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2024. More complete information can be found in the Fund’s current prospectus.

Specialist manager changes were implemented for this Portfolio effective June 11, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio since July 1, 2024. More complete information can be found in the Fund’s current prospectus.
C000062556
Shareholder Report [Line Items]
Fund Name	The Institutional U.S. Equity Portfolio
Trading Symbol	HCIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Institutional U.S. Equity Portfolio for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	Specialist manager changes were implemented for this Portfolio effective June 11, 2025.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Institutional U.S. Equity Portfolio	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Institutional U.S. Equity Portfolio (the “Portfolio”) managed by Mellon Investments Corporation (“Mellon”), Monashee Investment Management, LLC (“Monashee”), Parametric Portfolio Associates, LLC, RhumbLine Advisers (“RhumbLine”), and Wellington Management Company, LLP (“Wellington”) returned 16.51% for the fiscal year compared to 15.78% for the MSCI USA Index.

The fiscal year ending June 30, 2025, was marked by strong equity market performance and renewed optimism across financial markets. A combination of moderating inflation, steady economic growth, and ongoing excitement about the long-term potential of artificial intelligence helped fuel broad-based gains.

Equity markets were led by large-cap growth companies, particularly in the technology and AI sectors, where enthusiasm around productivity gains drove valuations higher. While performance was notably concentrated among a handful of mega-cap names, broader indices also benefited from improving sentiment and stable monetary policy.

The Portfolio outperformed the benchmark primarily due to Parametric's modest bias toward developed markets outside the U.S. Mellon outperformed due to its modest bias towards low-volatility stocks. During the fiscal year, RhumbLine’s performance of 15.54% was slightly behind its Russell 1000 Index benchmark which returned 15.65%. The Russell 1000 Index modestly underperformed the MSCI USA Index due to its exposure to a more diversified set of U.S. securities that resulted in a bias towards securities with smaller market capitalization than the benchmark. Wellington implements a public real estate strategy which, while in line with the real estate market, underperformed broad equity markets as higher rates caused REITs to lag. Monashee was terminated during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	The Institutional U.S. Equity Portfolio	MSCI USA Index
Jun 25	38,140	35,750
Jun 24	32,734	30,878
Jun 23	26,744	24,771
Jun 22	22,740	20,716
Jun 21	26,848	23,756
Jun 20	18,921	16,670
Jun 19	16,788	15,375
Jun 18	15,061	13,947
Jun 17	12,660	12,178
Jun 16	10,636	10,318
Jun 15	10,000	10,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Institutional U.S. Equity Portfolio	16.51%	15.05%	14.32%
MSCI USA Index	15.78%	16.48%	13.59%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 2,732,958,135
Holdings Count | Holding	1,074
Advisory Fees Paid, Amount	$ 3,097,477
InvestmentCompanyPortfolioTurnover	62.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,732,958,135
Number of Portfolio Holdings	1,074
Net Investment Advisory Fees	$3,097,477
Portfolio Turnover Rate	62%

Holdings [Text Block]

Portfolio Composition*

Investments	Percent of Net Assets
Investment Companies - Domestic Equity	14.8%
Information Technology	14.6%
Investment Companies - International Equity	10.2%
Health Care	8.8%
Financials	8.5%
Consumer Discretionary	7.5%
Investment Companies - Money Market Funds	7.4%
Industrials	6.5%
Communication Services	5.3%
Consumer Staples	4.5%
Real Estate	4.0%
Utilities	3.0%
Materials	1.7%
Other Investments	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2024. More complete information can be found in the Fund’s current prospectus.

Specialist manager changes were implemented for this Portfolio effective June 11, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio since July 1, 2024. More complete information can be found in the Fund’s current prospectus.
C000157800
Shareholder Report [Line Items]
Fund Name	The ESG Growth Portfolio
Trading Symbol	HCESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The ESG Growth Portfolio for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	There were no material fund changes during the reporting period.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The ESG Growth Portfolio	$26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The ESG Growth Portfolio (the “Portfolio”) managed by Mellon Investments Corporation (“Mellon”) and Parametric Portfolio Associates, LLC (“Parametric”) returned 15.95% for the fiscal year compared to 16.26% for the MSCI World Index.

The Portfolio’s underperformance can be attributed to the Global ESG screening strategy, which was run by Mellon and underperformed.

The Portfolio requires that the underlying managers integrate ESG criteria in their investment selection. Mellon uses third party ESG data to better understand the environmental, social and governance risks and opportunities when making investment decisions. Parametric replicates the benchmark index using futures. This allows the Portfolio to have cash on hand to meet redemptions and invest opportunistically.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	The ESG Growth Portfolio	MSCI World Index
Jun 25	26,172	28,320
Jun 24	22,572	24,360
Jun 23	18,903	20,267
Jun 22	16,308	17,102
Jun 21	19,141	19,964
Jun 20	13,768	14,358
Jun 19	13,176	13,961
Jun 18	12,910	13,130
Jun 17	11,719	11,820
Jun 16	10,000	10,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
The ESG Growth Portfolio	15.95%	13.71%	9.67%
MSCI World Index	16.26%	14.55%	10.48%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 112,902,224
Holdings Count | Holding	1,310
Advisory Fees Paid, Amount	$ 183,826
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$112,902,224
Number of Portfolio Holdings	1,310
Net Investment Advisory Fees	$183,826
Portfolio Turnover Rate	4%

Holdings [Text Block]

Portfolio Composition*

Investments	Percent of Net Assets
Information Technology	26.4%
Financials	17.0%
Industrials	11.5%
Consumer Discretionary	10.2%
Health Care	9.7%
Communication Services	6.3%
Consumer Staples	5.4%
Energy	3.5%
Materials	3.3%
Utilities	2.7%
Real Estate	2.1%
Other Investments	1.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000164403
Shareholder Report [Line Items]
Fund Name	The Catholic SRI Growth Portfolio
Trading Symbol	HCSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Catholic SRI Growth Portfolio for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	There were no material fund changes during the reporting period.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Catholic SRI Growth Portfolio	$34	0.31%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Catholic SRI Growth Portfolio (the “Portfolio”) managed by Mellon Investments Corporation (“Mellon”) returned 17.91% for the fiscal year compared to 16.26% for the MSCI World Index.

The Portfolio’s outperformance can be attributed primarily to the screening that is required to adhere to Catholic values, which is managed by Mellon. The screening resulted in an underweight to the health care sector relative to the benchmark, and this positioning was the largest driver of excess returns.

The Portfolio is diversified across securities to ensure proper portfolio diversification, with the goal of providing competitive long-term returns in as consistent a manner as possible. As a result, it is expected that some styles will be leading at times, while others are lagging and vice versa. The Portfolio expects to participate in this cyclicality of styles by maintaining market exposure comparable to MSCI World Index.

The Portfolio requires that the underlying managers integrate Catholic values in their investment selections, which includes negative screens. Mellon uses third party data to implement the negative screens in the Portfolio.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	The Catholic SRI Growth Portfolio	MSCI World Index
Jun 25	27,826	28,320
Jun 24	23,598	24,360
Jun 23	19,552	20,267
Jun 22	16,283	17,102
Jun 21	19,425	19,964
Jun 20	13,776	14,358
Jun 19	13,412	13,961
Jun 18	13,128	13,130
Jun 17	11,802	11,820
Jun 16	10,000	10,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception
The Catholic SRI Growth Portfolio	17.91%	15.10%	12.42%
MSCI World Index	16.26%	14.55%	12.44%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 65,851,438
Holdings Count | Holding	1,190
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$65,851,438
Number of Portfolio Holdings	1,190
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	17%

Holdings [Text Block]

Portfolio Composition*

Investments	Percent of Net Assets
Information Technology	29.7%
Financials	19.2%
Consumer Discretionary	11.0%
Communication Services	9.6%
Industrials	9.5%
Consumer Staples	5.2%
Energy	3.9%
Materials	3.5%
Health Care	3.0%
Utilities	3.0%
Real Estate	2.2%
Other Investments	0.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000025696
Shareholder Report [Line Items]
Fund Name	The International Equity Portfolio
Trading Symbol	HCIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The International Equity Portfolio for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	Specialist manager changes were implemented for this Portfolio effective June 11, 2025.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The International Equity Portfolio	$25	0.23%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The International Equity Portfolio (the “Portfolio”) managed by Parametric Portfolio Associates, LLC (“Parametric”) and Monashee Investment Management, LLC (“Monashee”) returned 16.88% for the fiscal year compared to 17.73% for the MSCI EAFE Index.

The fiscal year ending June 30, 2025, was marked by strong equity market performance and renewed optimism across financial markets. Both International Developed and Emerging Market Equities posted positive returns, supported by favorable currency dynamics, improving global demand, and attractive valuations relative to U.S. equities.

The Portfolio underperformed the benchmark. The tax-managed strategy run by Parametric focuses on minimizing taxable gains subject to a tracking error constraint. The tracking error generated by tax minimization detracted from before-tax performance during the period. While Monashee generated positive returns during the period, it underperformed the benchmark. Monashee was terminated during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	The International Equity Portfolio	MSCI EAFE Index
Jun 25	18,926	18,788
Jun 24	16,193	15,959
Jun 23	14,499	14,308
Jun 22	12,183	12,047
Jun 21	14,478	14,650
Jun 20	10,955	11,069
Jun 19	11,390	11,668
Jun 18	11,362	11,544
Jun 17	10,760	10,804
Jun 16	8,985	8,984
Jun 15	10,000	10,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The International Equity Portfolio	16.88%	11.55%	6.59%
MSCI EAFE Index	17.73%	11.16%	6.51%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 626,128,106
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 628,199
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$626,128,106
Number of Portfolio Holdings	358
Net Investment Advisory Fees	$628,199
Portfolio Turnover Rate	11%

Holdings [Text Block]

Portfolio Composition*

Investments	Percent of Net Assets
Financials	23.5%
Industrials	15.9%
Information Technology	8.8%
Investment Companies - International Equity	8.6%
Health Care	8.4%
Consumer Discretionary	8.1%
Consumer Staples	6.5%
Materials	5.7%
Energy	4.6%
Communication Services	3.7%
Utilities	2.8%
Investment Companies - Money Market Funds	0.7%
Other Investments	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2024. More complete information can be found in the Fund’s current prospectus.

Specialist manager changes were implemented for this Portfolio effective June 11, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio since July 1, 2024. More complete information can be found in the Fund’s current prospectus.
C000065218
Shareholder Report [Line Items]
Fund Name	The Institutional International Equity Portfolio
Trading Symbol	HCINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Institutional International Equity Portfolio for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	Specialist manager changes were implemented for this Portfolio effective June 11, 2025.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Institutional International Equity Portfolio	$34	0.31%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Institutional International Equity Portfolio (the “Institutional Portfolio”) managed by City of London Investment Management Company, Limited (“City of London”), Mellon Investments Corporation (“Mellon”), Monashee, and Parametric returned 19.40% for the fiscal year compared to 17.73% for the MSCI EAFE Index.

The fiscal year ending June 30, 2025, was marked by strong equity market performance and renewed optimism across financial markets. Both International Developed and Emerging Market Equities posted positive returns, supported by favorable currency dynamics, improving global demand, and attractive valuations relative to U.S. equities.

The Institutional Portfolio outperformed its benchmark. The majority of the assets are managed by Mellon and Parametric with a core mandate to provide passive exposure to the benchmark index (MSCI EAFE Index). Parametric replicates the benchmark index using futures. This allows the Portfolio to have cash on hand to meet redemptions and invest opportunistically. Mellon outperformed due to its bias towards low-volatility stocks. City of London outperformed due to a favorable environment for its closed-end fund strategy that seeks portfolio appreciation derived from a top-down macro process, bottom-up stock picking, and a narrowing of the closed-end fund discount to net asset value. While Monashee generated positive returns during the period, it underperformed the benchmark. Monashee was terminated during the reporting period.

The Portfolios are diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, some managers and styles will periodically lead or lag, and the Portfolio expects performance to reflect this style cyclicality.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	The Institutional International Equity Portfolio	MSCI EAFE Index
Jun 25	18,328	18,788
Jun 24	15,350	15,959
Jun 23	13,827	14,308
Jun 22	11,742	12,047
Jun 21	14,347	14,650
Jun 20	10,741	11,069
Jun 19	11,528	11,668
Jun 18	11,518	11,544
Jun 17	10,889	10,804
Jun 16	9,046	8,984
Jun 15	10,000	10,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Institutional International Equity Portfolio	19.40%	11.28%	6.25%
MSCI EAFE Index	17.73%	11.16%	6.51%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 1,030,441,037
Holdings Count | Holding	832
Advisory Fees Paid, Amount	$ 1,866,613
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,030,441,037
Number of Portfolio Holdings	832
Net Investment Advisory Fees	$1,866,613
Portfolio Turnover Rate	45%

Holdings [Text Block]

Portfolio Composition*

Investments	Percent of Net Assets
Investment Companies - International Equity	45.6%
Financials	9.6%
Industrials	8.8%
Investment Companies - Money Market Funds	6.3%
Health Care	6.3%
Consumer Discretionary	5.0%
Information Technology	4.3%
Consumer Staples	3.8%
Communication Services	2.7%
Materials	2.3%
Utilities	1.6%
Energy	1.5%
Other Investments	0.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2024. More complete information can be found in the Fund’s current prospectus.

Specialist manager changes were implemented for this Portfolio effective June 11, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio since July 1, 2024. More complete information can be found in the Fund’s current prospectus.
C000065289
Shareholder Report [Line Items]
Fund Name	The Emerging Markets Portfolio
Trading Symbol	HCEMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Emerging Markets Portfolio	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Emerging Markets Portfolio (the “Portfolio”) managed by City of London Investment Management Company, Limited (“City of London”), Mellon Investments Corporation (“Mellon”), Monashee Investment Management, LLC (“Monashee”), and Parametric Portfolio Associates, LLC (“Parametric”) returned 15.45% for the fiscal year compared to 15.29% for the MSCI Emerging Markets Index.

The fiscal year ending June 30, 2025, was marked by strong equity market performance and renewed optimism across financial markets. Emerging Market Equities posted positive returns, supported by favorable currency dynamics, improving global demand, and attractive valuations relative to U.S. equities.

In fiscal year 2025, the Portfolio modestly outperformed the benchmark. The new allocation to City of London contributed positively, aided by favorable conditions for its closed-end fund strategy. Parametric underperformed due to its exposure to onshore China equities. Monashee, while generating positive returns, trailed the benchmark and was terminated during the period.

The Portfolio provides broad access to international emerging markets equity. Managed with multiple managers to provide diversification of manager style as well as diversification of firm specific risks. Mellon’s strategy provides passive exposure to the MSCI Emerging Markets Index. The Portfolio diversifies amongst a large number of names and across geographies and sectors. Parametric replicates benchmark index (MSCI Emerging Markets Index) using futures. This allows the Portfolio to have cash on hand to meet redemptions and invest opportunistically.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	The Emerging Markets Portfolio	MSCI Emerging Markets Index
Jun 25	15,080	16,003
Jun 24	13,061	13,881
Jun 23	11,643	12,334
Jun 22	11,456	12,121
Jun 21	15,048	16,224
Jun 20	10,935	11,514
Jun 19	11,325	11,918
Jun 18	10,877	11,775
Jun 17	10,734	10,883
Jun 16	8,834	8,795
Jun 15	10,000	10,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Emerging Markets Portfolio	15.45%	6.64%	4.19%
MSCI Emerging Markets Index	15.29%	6.81%	4.81%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 754,687,191
Holdings Count | Holding	775
Advisory Fees Paid, Amount	$ 1,598,510
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$754,687,191
Number of Portfolio Holdings	775
Net Investment Advisory Fees	$1,598,510
Portfolio Turnover Rate	49%

Holdings [Text Block]

Portfolio Composition*

Investments	Percent of Net Assets
Investment Companies - International Equity	35.9%
Financials	14.6%
Information Technology	14.3%
Consumer Discretionary	7.7%
Communication Services	7.4%
Industrials	4.5%
Materials	3.7%
Consumer Staples	2.7%
Energy	2.4%
Investment Companies - Money Market Funds	2.2%
Health Care	1.9%
Utilities	1.4%
Investment Companies - International Fixed Income	0.3%
Other Investments	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2024. More complete information can be found in the Fund’s current prospectus.

Specialist manager changes were implemented for this Portfolio effective December 12, 2024 and June 11, 2025.

Material Fund Change Adviser [Text Block]	Specialist manager changes were implemented for this Portfolio effective December 12, 2024 and June 11, 2025.
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio since July 1, 2024. More complete information can be found in the Fund’s current prospectus.
C000025697
Shareholder Report [Line Items]
Fund Name	The Core Fixed Income Portfolio
Trading Symbol	HCIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Core Fixed Income Portfolio for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	There were no material fund changes during the reporting period.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Core Fixed Income Portfolio	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Core Fixed Income Portfolio (the “Portfolio”) managed by Agincourt Capital Management, LLC (“Agincourt”) and Mellon Investments Corporation returned 6.17% for the fiscal year compared to 6.08% for the Bloomberg U.S. Aggregate Bond Index (“BarCap”).

Bond markets experienced heightened volatility during the year, driven by shifting expectations around inflation and the timing of potential rate cuts. After spiking in the fall, yields moderated in the second half of the year as inflation data began to soften and the Federal Reserve signaled a more dovish tone. While interest rates remained elevated by historical standards, core fixed income provided modest gains, and longer-duration assets regained ground as the yield curve began to stabilize.

The Portfolio modestly outperformed the benchmark. An underweight to investment-grade credit detracted from performance, as did a reduced allocation to spread sectors, including corporate and securitized credit. However, these effects were offset by the portfolio’s duration positioning—specifically, an overweight in the belly of the curve relative to an underweight at the long end—as the yield curve steepened. Additionally, a modest underweight to overall duration contributed positively as yields moved higher.

The Portfolio is allocated across the three major BarCap Index sectors: governments, credit, and asset-backed securities. Government and asset-backed sectors are passively managed to track their benchmarks, with slight variances due to cash flows and representative holdings. The credit portfolio characteristics-such as duration, yield, and credit quality-remain aligned with the benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	The Core Fixed Income Portfolio	Bloomberg U.S. Aggregate Bond Index
Jun 25	11,866	11,904
Jun 24	11,176	11,222
Jun 23	10,884	10,934
Jun 22	10,941	11,038
Jun 21	12,374	12,304
Jun 20	12,362	12,345
Jun 19	11,357	11,353
Jun 18	10,505	10,525
Jun 17	10,595	10,567
Jun 16	10,587	10,600
Jun 15	10,000	10,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Core Fixed Income Portfolio	6.17%	-0.82%	1.73%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 98,702,638
Holdings Count | Holding	1,291
Advisory Fees Paid, Amount	$ 79,098
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$98,702,638
Number of Portfolio Holdings	1,291
Net Investment Advisory Fees	$79,098
Portfolio Turnover Rate	44%

Holdings [Text Block]

Portfolio Composition*

Investments	Percent of Net Assets
Investment Companies - Domestic Fixed Income	36.1%
U.S. Treasury Obligations	23.0%
Investment Companies - Money Market Funds	14.6%
U.S. Government Agency Mortgages	10.1%
Financials	4.7%
Energy	1.3%
Utilities	1.2%
Communication Services	1.2%
Information Technology	1.2%
Industrials	1.0%
Health Care	0.9%
Consumer Staples	0.7%
Other Investments	2.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000025698
Shareholder Report [Line Items]
Fund Name	The Corporate Opportunities Portfolio
Trading Symbol	HCHYX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Corporate Opportunities Portfolio	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Corporate Opportunities Portfolio (the “Portfolio”) managed by City of London Investment Management Company, Limited (“City of London”) and Parametric Portfolio Associates, LLC (“Parametric”) returned 5.67% for the fiscal year compared to 9.14% for the Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index and 6.08% for the U.S. Aggregate Bond Index.

The Portfolio underperformed the benchmark due to the Parametric strategy which seeks to both replicate the risk profile of the benchmark while providing protection from widening credit spreads. Parametric manages a portfolio of futures contracts that reflects the underlying risks of the asset class as well as credit default swap index contracts. During the fiscal year, high yield credit spreads remained compressed, creating a challenging environment for holders of high yield credit protection and serving as the principal driver of underperformance. Parametric uses a mix of equity and fixed income futures that replicate the risk profile of the benchmark. A component of the equity mix at Parametric was replaced with City of London equity strategy which underperformed the MSCI USA Index due to security selection and a widening of the discounts among the closed end funds it held. City of London attempts to deliver excess returns through its top-down macro process, bottom-up stock picking, and a narrowing of the closed-end fund discount to net asset value.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	The Corporate Opportunities Portfolio	Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index	Bloomberg U.S. Aggregate Bond Index
Jun 25	17,420	16,571	11,904
Jun 24	16,485	15,184	11,222
Jun 23	14,645	13,802	10,934
Jun 22	13,667	12,678	11,038
Jun 21	14,860	14,479	12,304
Jun 20	13,131	12,772	12,345
Jun 19	12,496	12,514	11,353
Jun 18	11,488	11,505	10,525
Jun 17	11,040	11,302	10,567
Jun 16	9,939	10,189	10,600
Jun 15	10,000	10,000	10,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Corporate Opportunities Portfolio	5.67%	5.82%	5.71%
Bloomberg Barclays U.S. High Yield Ba/B 2% Issuer Capped Index	9.14%	5.35%	5.18%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 201,655,717
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 290,226
InvestmentCompanyPortfolioTurnover	145.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$201,655,717
Number of Portfolio Holdings	22
Net Investment Advisory Fees	$290,226
Portfolio Turnover Rate	145%

Holdings [Text Block]

Portfolio Composition*

Investments	Percent of Net Assets
Investment Companies - Money Market Funds	58.0%
Investment Companies - International Equity	24.7%
Investment Companies - Domestic Equity	14.6%
Futures	1.0%
Financials	0.6%
Financial Services	0.0%
Credit Default Swap	-2.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Portfolio since July 1, 2024. More complete information can be found in the Fund’s current prospectus.

Specialist manager changes were implemented for this Portfolio effective August 19, 2024 and June 11, 2025.

Material Fund Change Adviser [Text Block]	Specialist manager changes were implemented for this Portfolio effective August 19, 2024 and June 11, 2025.
Summary of Change Legend [Text Block]	This is a summary of certain changes of the Portfolio since July 1, 2024. More complete information can be found in the Fund’s current prospectus.
C000091786
Shareholder Report [Line Items]
Fund Name	The U.S. Government Fixed Income Securities Portfolio
Trading Symbol	HCUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The U.S. Government Fixed Income Securities Portfolio for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	There were no material fund changes during the reporting period.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Government Fixed Income Securities Portfolio	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The U.S. Government Fixed Income Securities Portfolio (the “Portfolio”) managed by Mellon Investments Corporation and Parametric Portfolio Associates, LLC returned 6.04% for the fiscal year compared to 5.31% for the Bloomberg U.S. Government Bond Index and 6.08% for the U.S. Aggregate Bond Index.

Bond markets experienced heightened volatility during the year, driven by shifting expectations around inflation and the timing of potential rate cuts. After spiking in the fall, yields moderated in the second half of the year as inflation data began to soften and the Federal Reserve signaled a more dovish tone. While interest rates remained elevated by historical standards, core fixed income provided modest gains, and longer-duration assets regained ground as the yield curve began to stabilize.

The portfolio outperformed its benchmark, primarily driven by its overall overweight to duration, concentrated in the belly of the curve. A tactical underweight to the long end also added value, as the yield curve steepened over the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	The U.S. Government Fixed Income Securities Portfolio	Bloomberg U.S. Government Index	Bloomberg U.S. Aggregate Bond Index
Jun 25	11,410	11,288	11,904
Jun 24	10,760	10,719	11,222
Jun 23	10,478	10,549	10,934
Jun 22	10,558	10,773	11,038
Jun 21	11,654	11,815	12,304
Jun 20	12,051	12,194	12,345
Jun 19	10,935	11,051	11,353
Jun 18	10,231	10,308	10,525
Jun 17	10,313	10,373	10,567
Jun 16	10,526	10,604	10,600
Jun 15	10,000	10,000	10,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The U.S. Government Fixed Income Securities Portfolio	6.04%	-1.09%	1.33%
Bloomberg U.S. Government Index	5.31%	-1.53%	1.22%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 1,076,365,363
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 336,186
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,076,365,363
Number of Portfolio Holdings	323
Net Investment Advisory Fees	$336,186
Portfolio Turnover Rate	63%

Holdings [Text Block]

Portfolio Composition*

Investments	Percent of Net Assets
U.S. Treasury Obligations	48.4%
Investment Companies - Domestic Fixed Income	41.3%
Investment Companies - Money Market Funds	9.1%
U.S. Government Agency Securities	0.7%
Futures	0.5%
Purchased Options	0.0%
Written Options	-0.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000091788
Shareholder Report [Line Items]
Fund Name	The U.S. Corporate Fixed Income Securities Portfolio
Trading Symbol	HCXSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The U.S. Corporate Fixed Income Securities Portfolio for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	There were no material fund changes during the reporting period.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Corporate Fixed Income Securities Portfolio	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The U.S. Corporate Fixed Income Securities Portfolio (the “Portfolio”) managed by Agincourt Capital Management, LLC (“Agincourt”) and Parametric Portfolio Associates, LLC returned 7.48% for the fiscal year compared to 6.91% for the Bloomberg U.S. Corporate Bond Index and 6.08% for the Bloomberg U.S. Aggregate Bond Index.

Bond markets experienced heightened volatility during the year, driven by shifting expectations around inflation and the timing of potential rate cuts. After spiking in the fall, yields moderated in the second half of the year as inflation data began to soften and the Federal Reserve signaled a more dovish tone. While interest rates remained elevated by historical standards, core fixed income provided modest gains, and longer-duration assets regained ground as the yield curve began to stabilize.

The portfolio outperformed its benchmark, primarily due to a tactical underweight to corporate bonds relative to government securities. In addition, an underweight to duration—focused on the long end of the curve relative to the belly—further contributed to outperformance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	The U.S. Corporate Fixed Income Securities Portfolio	Bloomberg U.S. Corporate Bond Index	Bloomberg U.S. Aggregate Bond Index
Jun 25	13,820	13,367	11,904
Jun 24	12,859	12,503	11,222
Jun 23	12,282	11,949	10,934
Jun 22	12,018	11,767	11,038
Jun 21	13,676	13,713	12,304
Jun 20	13,250	13,274	12,345
Jun 19	12,034	12,122	11,353
Jun 18	10,835	10,949	10,525
Jun 17	10,967	11,040	10,567
Jun 16	10,792	10,794	10,600
Jun 15	10,000	10,000	10,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The U.S. Corporate Fixed Income Securities Portfolio	7.48%	0.85%	3.29%
Bloomberg U.S. Corporate Bond Index	6.91%	0.14%	2.94%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 286,102,006
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 215,392
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$286,102,006
Number of Portfolio Holdings	203
Net Investment Advisory Fees	$215,392
Portfolio Turnover Rate	70%

Holdings [Text Block]

Portfolio Composition*

Investments	Percent of Net Assets
Investment Companies - Domestic Fixed Income	25.6%
Financials	25.5%
Energy	6.7%
Communication Services	6.6%
Information Technology	6.6%
Utilities	6.3%
Health Care	4.9%
Industrials	4.7%
Consumer Staples	3.9%
Real Estate	2.8%
Consumer Discretionary	2.6%
Other Investments	3.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000091790
Shareholder Report [Line Items]
Fund Name	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Trading Symbol	HCASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	There were no material fund changes during the reporting period.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (the “Portfolio”) managed by Mellon Investments Corporation returned 6.44% for the fiscal year compared to 6.58% for the Bloomberg U.S. Securitized Index and 6.08% for the Bloomberg U.S. Aggregate Bod Index.

Bond markets experienced heightened volatility during the year, driven by shifting expectations around inflation and the timing of potential rate cuts. After spiking in the fall, yields moderated in the second half of the year as inflation data began to soften and the Federal Reserve signaled a more dovish tone. While interest rates remained elevated by historical standards, core fixed income provided modest gains, and longer-duration assets regained ground as the yield curve began to stabilize.

The portfolio modestly underperformed the benchmark. While value was added through tactical steepener positions and an underweight to spread risk, these gains were not sufficient to offset the fund’s expense ratio. A modest underweight to duration also contributed positively to performance, The Portfolio is structured to simulate the performance of the benchmark. As such the Portfolio maintains aggregate characteristics – duration, weighted average yield-to-maturity, and average credit quality in line with the benchmark.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Bloomberg U.S. Securitized Index	Bloomberg U.S. Aggregate Bond Index
Jun 25	11,241	11,475	11,904
Jun 24	10,561	10,766	11,222
Jun 23	10,303	10,516	10,934
Jun 22	10,425	10,675	11,038
Jun 21	11,394	11,728	12,304
Jun 20	11,453	11,751	12,345
Jun 19	10,896	11,114	11,353
Jun 18	10,308	10,449	10,525
Jun 17	10,328	10,435	10,567
Jun 16	10,367	10,442	10,600
Jun 15	10,000	10,000	10,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	6.44%	-0.37%	1.18%
Bloomberg U.S. Securitized Index	6.58%	-0.48%	1.39%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 232,146,378
Holdings Count | Holding	1,679
Advisory Fees Paid, Amount	$ 170,974
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$232,146,378
Number of Portfolio Holdings	1,679
Net Investment Advisory Fees	$170,974
Portfolio Turnover Rate	16%

Holdings [Text Block]

Portfolio Composition*

Investments	Percent of Net Assets
U.S. Government Agency Mortgages	79.1%
Investment Companies - Domestic Fixed Income	13.6%
Investment Companies - Money Market Funds	8.1%
Collateralized Mortgage-Backed Securities	4.9%
Asset Backed Securities	1.2%
Utilities	0.1%
TBA Sale Commitments	-0.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000025699
Shareholder Report [Line Items]
Fund Name	The Short-Term Municipal Bond Portfolio
Trading Symbol	HCSBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Short-Term Municipal Bond Portfolio for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	There were no material fund changes during the reporting period.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Short-Term Municipal Bond Portfolio	$27	0.27%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Short-Term Municipal Bond Portfolio (the “Portfolio”) managed by Breckinridge Capital Advisors, Inc. returned 3.27% for the fiscal year compared to 3.82% for the Bloomberg 1-3 Year Municipal Bond Index and 1.11% for the Bloomberg Municipal Bond Index.

Bond markets experienced heightened volatility during the year, driven by shifting expectations around inflation and the timing of potential rate cuts. After spiking in the fall, yields moderated in the second half of the year as inflation data began to soften and the Federal Reserve signaled a more dovish tone. While interest rates remained elevated by historical standards, core fixed income provided modest gains, and longer-duration assets regained ground as the yield curve began to stabilize.

The portfolio underperformed its benchmark, largely due to a longer duration position in an inverted yield curve environment, which resulted in negative carry. This positioning was not offset by sufficient yield compression during the fiscal year. Additionally, fees and expenses further detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	The Short-Term Municipal Bond Portfolio	Bloomberg 1-3 Year Municipal Bond Index	Bloomberg Municipal Bond Index
Jun 25	11,175	11,564	12,437
Jun 24	10,820	11,139	12,300
Jun 23	10,584	10,816	11,917
Jun 22	10,459	10,702	11,549
Jun 21	10,812	10,927	12,632
Jun 20	10,757	10,820	12,126
Jun 19	10,476	10,557	11,610
Jun 18	10,184	10,280	10,880
Jun 17	10,149	10,195	10,713
Jun 16	10,137	10,144	10,765
Jun 15	10,000	10,000	10,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Short-Term Municipal Bond Portfolio	3.27%	0.76%	1.12%
Bloomberg 1-3 Year Municipal Bond Index	3.82%	1.34%	1.46%
Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 70,185,073
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 85,746
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$70,185,073
Number of Portfolio Holdings	47
Net Investment Advisory Fees	$85,746
Portfolio Turnover Rate	19%

Holdings [Text Block]

Portfolio Composition*

Investments	Percent of Net Assets
General Obligation	55.1%
Revenue Bonds	42.3%
Investment Companies - Money Market Funds	1.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000025691
Shareholder Report [Line Items]
Fund Name	The Intermediate Term Municipal Bond Portfolio
Trading Symbol	HCIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Intermediate Term Municipal Bond Portfolio for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	There were no material fund changes during the reporting period.
Additional Information Phone Number	(800) 242-9596
Additional Information Website	www.hccapitalsolutions.com
Expenses [Text Block]

What were the Fund's costs for the last last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Intermediate Term Municipal Bond Portfolio	$27	0.27%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Intermediate Term Municipal Bond Portfolio managed by Insight North America LLC (“Insight”) returned 2.39% for the fiscal year compared to 3.45% for the Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged and 1.11% for the Bloomberg Municipal Bond Index.

Bond markets experienced heightened volatility during the year, driven by shifting expectations around inflation and the timing of potential rate cuts. After spiking in the fall, yields moderated in the second half of the year as inflation data began to soften and the Federal Reserve signaled a more dovish tone. While interest rates remained elevated by historical standards, core fixed income provided modest gains, and longer-duration assets regained ground as the yield curve began to stabilize.

The portfolio underperformed its benchmark during the twelve-month reporting period. An overweight duration position detracted from performance, as municipal yields remained elevated and traded richer relative to Treasuries. A tactical overweight to broad municipals also detracted, and security selection within general obligation munis further weighed on results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	The Intermediate Term Municipal Bond Portfolio	Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged	Bloomberg Municipal Bond Index
Jun 25	11,834	12,225	12,437
Jun 24	11,558	11,817	12,300
Jun 23	11,221	11,564	11,917
Jun 22	10,980	11,295	11,549
Jun 21	11,679	12,010	12,632
Jun 20	11,371	11,698	12,126
Jun 19	11,018	11,241	11,610
Jun 18	10,448	10,613	10,880
Jun 17	10,434	10,555	10,713
Jun 16	10,405	10,545	10,765
Jun 15	10,000	10,000	10,000

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
The Intermediate Term Municipal Bond Portfolio	2.39%	0.80%	1.70%
Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged	3.45%	0.89%	2.03%
Bloomberg Municipal Bond Index	1.11%	0.51%	2.20%

No Deduction of Taxes [Text Block]	Performance results do not include the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
AssetsNet	$ 550,096,111
Holdings Count | Holding	268
Advisory Fees Paid, Amount	$ 937,800
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$550,096,111
Number of Portfolio Holdings	268
Net Investment Advisory Fees	$937,800
Portfolio Turnover Rate	29%

Holdings [Text Block]

Portfolio Composition*

Investments	Percent of Net Assets
Revenue Bonds	61.4%
General Obligation	19.1%
Investment Companies - Domestic Fixed Income	11.5%
Investment Companies - Money Market Funds	3.4%
Certificates of Participation	3.3%
Special Tax	0.4%
Tax Allocation	0.2%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.